Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Themes ETF Trust
Entity Central Index Key	0001976322
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Themes China Generative Artificial Intelligence ETF
Shareholder Report [Line Items]
Fund Name	Themes China Generative Artificial Intelligence ETF
Class Name	Themes China Generative Artificial Intelligence ETF
Trading Symbol	DRGN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes China Generative Artificial Intelligence ETF for the period of July 14, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/DRGN. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/DRGN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes China Generative Artificial Intelligence ETF	$10*	0.39%**
[1],[2]
Expenses Paid, Amount	$ 10	[2]
Expense Ratio, Percent	0.39%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes China Generative Artificial Intelligence ETF (DRGN) seeks to track the BITA China Generative AI Select Index (BCGAIS), which derive significant revenue from Generative AI-related activities. These activities include AI model training and provision, generative AI application software, AI infrastructure and hardware, physical AI applications, and general AI application software.
China’s AI sector has accelerated sharply in 2025, driven by strong government support, rapid advances in model development, and expanding commercial adoption across industries. Major Chinese tech firms are investing heavily in large-language models, AI-driven cloud services, and enterprise automation tools, while startups are emerging in fields such as AI-generated content, robotics, and chip design. Beijing’s national AI strategy—emphasizing domestic innovation, data sovereignty, and semiconductor independence—has created a robust ecosystem that integrates AI into manufacturing, healthcare, and consumer platforms. Despite ongoing  U.S.–China tech tensions, China’s AI landscape continues to expand rapidly, positioning the country as a global leader in the commercialization and application of generative AI technologies.
The top contributor and detractor to DRGN’s performance included Kuaishou Technology, which contributed by 1.09% and Bairong, which detracted by 0.18% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (07/14/2025)
Themes China Generative Artificial Intelligence ETF NAV	50.05
MSCI ACWI Net Total Return Index (USD)	6.93
BITA China Generative AI Select Index	50.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/DRGN for more recent performance information.
Net Assets	$ 23,626,352
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 3,778
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$23,626,352
Number of Holdings	24
Net Advisory Fee	$3,778
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Montage Technology Co. Ltd.	7.9%
Baidu, Inc.	7.4%
Foxconn Industrial Internet Co. Ltd.	6.8%
Kuaishou Technology	6.6%
SenseTime Group, Inc.	6.3%
Cambricon Technologies Corp. Ltd.	5.9%
Xiaomi Corp.	5.8%
Iflytek Co. Ltd.	4.8%
Zhejiang Dahua Technology Co. Ltd.	4.7%
IEIT Systems Co. Ltd.	4.7%

Top Sectors	(%)
Technology	67.3%
Communications	23.1%
Consumer Discretionary	5.2%
Industrials	3.2%
Financials	0.5%
Cash & Other	0.7%

Updated Prospectus Web Address	www.themesetfs.com/etfs/DRGN
Themes Cloud Computing ETF
Shareholder Report [Line Items]
Fund Name	Themes Cloud Computing ETF
Class Name	Themes Cloud Computing ETF
Trading Symbol	CLOD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Cloud Computing ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/CLOD. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/CLOD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Cloud Computing ETF	$41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Cloud Computing ETF (CLOD), launched on December 15, 2023, seeks to track the Solactive Cloud Computing Index (SOLCLOUN), which identifies the largest 50 companies by market capitalization that derive their revenues from: (1) Digital Security, (2) E-Commerce, (3) Infrastructure, (4) Data Infrastructure, (5) Data Architecture, (6) Internet Infrastructure, and (7)Data Support. CLOD seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLCLOUN Index.
Cloud-computing focused ETFs are benefiting greatly in 2025 as enterprises accelerate digital infrastructure investment and AI-driven workloads proliferate. Global public-cloud spending is projected at approximately $723 billion this year, up from about $595 billion in 2024.Companies across sectors — from e-commerce and entertainment to manufacturing and enterprise software — are scaling remote work platforms, data lakes, and generative-AI services. At the same time, cloud providers face rising costs: capex to expand data-centers, operational expenses, and supply-chain constraints for specialized hardware remain headwinds.
The top contributor and detractor to CLOD’s performance was Alphabet Inc, adding 0.92% to relative returns, while the top detractor was Applovin Corp., which reduced performance by 1.00% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/15/2023)
Themes Cloud Computing ETF	27.35	21.97
MSCI ACWI Index	17.27	21.21
Solactive Cloud Computing Index	27.86	22.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/CLOD for more recent performance information.
Net Assets	$ 1,429,026
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 5,088
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,429,026
Number of Holdings	50
Net Advisory Fee	$5,088
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
AppLovin Corp.	6.4%
Alphabet, Inc.	6.1%
Oracle Corp.	5.3%
Microsoft Corp.	4.6%
Palo Alto Networks, Inc.	4.4%
Amazon.com, Inc.	4.4%
Crowdstrike Holdings, Inc.	4.3%
Adobe, Inc.	4.2%
ServiceNow, Inc.	4.0%
MercadoLibre, Inc.	3.9%

Top Sectors	(%)
Technology	73.6%
Communications	17.1%
Consumer Discretionary	8.3%
Industrials	0.8%
Cash & Other	0.2%

Updated Prospectus Web Address	www.themesetfs.com/etfs/CLOD
Themes Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Copper Miners ETF
Class Name	Themes Copper Miners ETF
Trading Symbol	COPA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Copper Miners ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/COPA. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/COPA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Copper Miners ETF	$44	0.38%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Copper Miners ETF (COPA), launched September 24, 2024 seeks to track the BITA Global Copper Mining Select Index (BGCMSI), which identifies companies that derive their revenues from copper mining, explorations, refining, and royalties. COPA seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BGCMSI Index.
Copper-mining ETFs have seen strong performance, underpinned by a resurgence in copper demand tied to the global clean-energy transition. With copper trading around US $4.40–$5.00 per lb. this year, the metal has rebounded from earlier lows. As key components in electric vehicles, solar and wind energy systems, and grid infrastructure, copper’s industrial importance is being amplified by climate-tech investments. At the same time, the International Energy Agency projects a sizeable future supply shortfall — warning that copper supply will fall 30 % short of demand by 2035 if new mining and recycling investment doesn’t ramp up. These twin forces — robust demand for clean-tech and a tightening supply backdrop — have positioned copper miners and related ETFs to benefit from structural shifts in energy, transportation and infrastructure.
The top contributor and detractor to COPA’s performance attribution included Nittetsu Mining Co LTD, which contributed by 0.29% and Jinchuan Group International, which detracted by 0.44% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (9/24/2024)
Themes Copper Miners ETF	33.24	49.19
MSCI ACWI Index	17.27	18.59
BITA Global Copper Mining Select Index	31.10	46.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/COPA for more recent performance information.
Net Assets	$ 1,106,012
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 2,420
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,106,012
Number of Holdings	55
Net Advisory Fee	$2,420
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Freeport-McMoRan, Inc.	6.7%
Jiangxi Copper Co. Ltd.	5.9%
First Quantum Minerals Ltd.	4.7%
Antofagasta PLC	4.0%
Ivanhoe Mines Ltd.	4.0%
Teck Resources Ltd.	4.0%
Lundin Mining Corp.	3.8%
Capstone Copper Corp.	3.5%
China Nonferrous Mining Corp. Ltd.	3.5%
Glencore PLC	3.4%

Top Sectors	(%)
Materials	97.9%
Industrials	1.8%
Cash & Other	0.3%

Updated Prospectus Web Address	www.themesetfs.com/etfs/COPA
Themes Cybersecurity ETF
Shareholder Report [Line Items]
Fund Name	Themes Cybersecurity ETF
Class Name	Themes Cybersecurity ETF
Trading Symbol	SPAM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Cybersecurity ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/SPAM. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/SPAM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Cybersecurity ETF	$40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Cybersecurity ETF (SPAM), launched on December 8, 2023, seeks to track the Solactive Cybersecurity Index (SOCYBERN), which identifies the largest 35 companies by market capitalization in digital security software. SPAM seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOCYBERN Index.
Cybersecurity ETFs have posted strong gains in 2025 as demand for advanced digital protection continues to surge worldwide. Global information-security spending is expected to reach around $212 billion, up roughly 15% from 2024, driven by rising threats linked to cloud adoption, AI integration, and remote-work expansion. High-profile ransomware and infrastructure attacks have prompted both corporate and government entities to boost cybersecurity budgets, while the rapid growth of AI-powered defense tools has created new opportunities for the sector. Because cybersecurity remains an essential business priority regardless of economic cycles, ETFs in this space have demonstrated resilience.
The top contributor and detractor of SPAM’s performance was Nebius Group NV, adding 2.91% to relative returns, while the top detractor was Rapid7, Inc., which reduced performance by 0.56% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/8/2023)
Themes Cybersecurity ETF	20.73	20.28
MSCI ACWI Index	17.27	22.92
Solactive Cyber Security Index	21.45	20.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/SPAM for more recent performance information.
Net Assets	$ 2,095,046
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 6,468
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$2,095,046
Number of Holdings	36
Net Advisory Fee	$6,468
Portfolio Turnover	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Nebius Group NV	10.5%
NEXTDC Ltd.	5.4%
CyberArk Software Ltd.	5.1%
Varonis Systems, Inc.	4.6%
CACI International, Inc.	4.4%
Palo Alto Networks, Inc.	4.2%
Crowdstrike Holdings, Inc.	4.1%
SentinelOne, Inc.	4.1%
Zscaler, Inc.	4.1%
Akamai Technologies, Inc.	4.0%

Top Sectors	(%)
Technology	90.1%
Communications	6.7%
Industrials	2.9%
Cash & Other	0.3%

Updated Prospectus Web Address	www.themesetfs.com/etfs/SPAM
Themes Generative Artificial Intelligence ETF
Shareholder Report [Line Items]
Fund Name	Themes Generative Artificial Intelligence ETF
Class Name	Themes Generative Artificial Intelligence ETF
Trading Symbol	WISE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Generative Artificial Intelligence ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/WISE. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/WISE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Generative Artificial Intelligence ETF	$43	0.35%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Generative Artificial Intelligence ETF (WISE), launched on December 8, 2023, seeks to track the Solactive Generative Artificial Intelligence Index (SOLGAIN), which includes companies deriving revenue from one or more of the following areas: (1) Artificial Intelligence, (2) Data Analytics & Big Data, (3) Natural Language Processing, and (4) AI-Driven Services. WISE seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLGAIN Index.
AI-focused ETFs have remained in the spotlight throughout 2025, driven by the rapid adoption of artificial intelligence across healthcare, finance, manufacturing, and infrastructure. Companies developing and deploying AI technologies—such as cloud providers, semiconductor manufacturers, enterprise software firms, and automation companies—continue to benefit from robust demand. Significant capital investments in AI infrastructure, generative model development, and research are reinforcing investor confidence and driving inflows into dedicated AI strategies. As a result, many AI-themed ETFs have outperformed broader equity indices year to date.
For WISE, the top contributor to performance was Pagaya Technologies, adding 4.72% to relative returns, while the top detractor was SoundHound AI Inc., which reduced performance by 3.51% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/8/2023)
Themes Generative Artificial Intelligence ETF	46.57	36.05
MSCI ACWI Index	17.27	22.92
Solactive Generative Artificial Intelligence Index	47.35	36.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/WISE for more recent performance information.
Net Assets	$ 40,234,441
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 88,912
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$40,234,441
Number of Holdings	41
Net Advisory Fee	$88,912
Portfolio Turnover	74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Veritone, Inc.	7.0%
Apple, Inc.	4.8%
NVIDIA Corp.	4.4%
Gorilla Technology Group, Inc.	4.3%
SoundHound AI, Inc.	4.1%
Bairong, Inc.	3.9%
Beijing Fourth Paradigm Technology Co. Ltd.	3.8%
Advanced Micro Devices, Inc.	3.8%
Microsoft Corp.	3.7%
Broadcom, Inc.	3.7%

Top Sectors	(%)
Technology	87.2%
Consumer Discretionary	4.7%
Financials	3.9%
Communications	2.9%
Health Care	1.2%
Cash & Other	0.1%

Updated Prospectus Web Address	www.themesetfs.com/etfs/WISE
Themes Global Systemically Important Banks ETF
Shareholder Report [Line Items]
Fund Name	Themes Global Systemically Important Banks ETF
Class Name	Themes Global Systemically Important Banks ETF
Trading Symbol	GSIB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Global Systemically Important Banks ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/GSIB. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/GSIB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Global Systemically Important Banks ETF	$45	0.35%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Global Systemically Important Banks ETF (GSIB), launched December 15, 2023, actively invests in traded global banks that have been identified as “systemically important” by the Financial Stability Board and the Basel Committee on Banking Supervision. A bank is deemed “systemically important” due to its size, interconnectedness, financial infrastructure, complexity, and cross jurisdictional activity.
Global Systemically Important Banks - focused ETFs have delivered strong results this year, driven by a combination of expanded net interest income from elevated interest rates and a rebound in investment banking activity. Large global banks are benefiting from the wider spread between what they pay on deposits and what they earn on loans, and many are seeing improved fee income from increased mergers & acquisitions, equity underwriting, and capital markets transactions. Coupled with regulatory stability and their dominant competitive position, this has reinforced profitability for many of these institutions.
The top contributors to GSIB’s performance was Banco Santander SA, Duetsche Bank AG and Societe Generale SA which returned 133.90%, 113.55% and 112.15% respectively. There were no retractors in the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/15/2023)
Themes Global Systemically Important Banks ETF	56.30	45.22
MSCI ACWI Index	17.27	21.21
KBW Nasdaq Global Bank Index	57.64	46.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/GSIB for more recent performance information.
Net Assets	$ 20,192,713
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 27,610
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$20,192,713
Number of Holdings	29
Net Advisory Fee	$27,610
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
HSBC Holdings PLC	3.6%
Banco Santander SA	3.6%
ING Groep NV	3.6%
Standard Chartered PLC	3.6%
Barclays PLC	3.6%
State Street Corp.	3.6%
BNP Paribas SA	3.6%
Toronto-Dominion Bank	3.6%
UBS Group AG	3.6%
Agricultural Bank of China Ltd.	3.6%

Top Sectors	(%)
Financials	99.7%
Cash & Other	0.3%

Updated Prospectus Web Address	www.themesetfs.com/etfs/GSIB
Themes Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Gold Miners ETF
Class Name	Themes Gold Miners ETF
Trading Symbol	AUMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Gold Miners ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/AUMI. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/AUMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Gold Miners ETF	$55	0.35%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Gold Miners ETF (AUMI), launched December 13, 2023, seeks to track the Solactive Global Pure Gold Miners Index (SOLGLPGM), which identifies the largest companies by market capitalization that derive their revenues from gold mining. AUMI seeks to provide investment results that corresponds generally to the price and yield performance, before fees and expenses, of the SOLGLPGM Index.
Many gold-mining ETFs delivered outstanding returns this year, propelled by a surge in the gold price which recently topped $4,000 per ounce, a new milestone. The rally is driven by elevated geopolitical tensions, a weaker U.S. dollar, inflationary pressures and strong safe-haven demand — all amplifying gold’s appeal. Central-bank purchases of bullion and robust investor flows into gold-backed ETFs have further strengthened the metal’s up-trend. As a result, mining companies are enjoying improved profitability and many gold-mining ETFs are reaping the benefits of rising revenues and margins.
The top contributor to AUMI’s performance attribution of the underlying included Gold Fields Ltd, which contributed by 2.57%, there were no detractors versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2023)
Themes Gold Miners ETF	115.31	91.95
MSCI ACWI Index	17.27	22.46
Solactive Global Pure Gold Miners Index	116.09	93.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/AUMI for more recent performance information.
Net Assets	$ 18,287,588
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 24,411
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$18,287,588
Number of Holdings	27
Net Advisory Fee	$24,411
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
IAMGOLD Corp.	5.5%
Zhaojin Mining Industry Co. Ltd.	5.4%
Equinox Gold Corp.	5.2%
Gold Fields Ltd.	5.1%
Northern Star Resources Ltd.	5.1%
Anglogold Ashanti PLC	4.8%
Kinross Gold Corp.	4.7%
B2Gold Corp.	4.7%
Endeavour Mining PLC	4.6%
Agnico Eagle Mines Ltd.	4.6%

Top Sectors	(%)
Materials	99.7%
Cash & Other	0.3%

Updated Prospectus Web Address	www.themesetfs.com/etfs/AUMI
Themes Humanoid Robotics ETF
Shareholder Report [Line Items]
Fund Name	Themes Humanoid Robotics ETF
Class Name	Themes Humanoid Robotics ETF
Trading Symbol	BOTT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Humanoid Robotics ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/BOTT. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/BOTT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Humanoid Robotics ETF	$45	0.37%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Robotics & Automation ETF (BOTT), launched April 22, 2024, underwent a strategy and name change in August of 2025 to Themes Humanoid Robotics ETF (BOTT). Before the strategy and name change, BOTT tracked the Solactive Industrial Robotics & Automation Index (SOLIROBO), which identified the largest 30 companies with a positive total return over the past 12 months in the following industry groups: (1) Factory Automation Equipment, (2) General/Processor/Specialized Semiconductors, (3) Industrial Machine Parts and Support Equipment, and (4) Programmable Logic and  ASIC Semiconductors.
After its strategy change BOTT now seeks to track the Solactive Global Humanoid Robotics Index (SOLGHRBN), which represents companies active across the humanoid robotics value chain, including service robotics and AI-driven automation technologies. It includes firms developing humanoid and service robots designed for human interaction, industrial and autonomous robots for manufacturing and logistics, assistive and wearable robotics for mobility and healthcare, as well as companies providing AI, cognitive computing, and advanced hardware technologies that power next-generation robotic systems. BOTT seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLGHRBN Index.
The robotics and automation sector continues to gain momentum in 2025 as demand accelerates for AI-enabled machines, advanced automation in healthcare, manufacturing and logistics, and smart robotics in general. The global advanced robotics market is projected to reach about US $53.7 billion this year, poised for a compound annual growth rate of approximately 20% through 2034.  While high-profile companies delivering robotic-assisted surgery systems, autonomous logistics platforms and AI chips continue to thrive, the industry is still managing headwinds such as component shortages, geopolitical trade restrictions and supply-chain disruptions. Nonetheless, labor-shortage pressures, rising wage costs and a global push toward factory modernization underpin strong long-term prospects for automation.
The top contributor and detractor to BOTT’s performance attribution before its strategy change included Hesai Group, which contributed by 0.64% and Richtech Robotics Inc, which detracted 0.91% versus the index for the period ending 8/15/2025. The top contributor and detractor to BOTT’s performance attribution after its strategy change included Flex LTD, which contributed by 0.24% and Williams-Sonoma, which detracted 0.21% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (4/22/2024)
Themes Humanoid Robotics ETF	43.51	39.17
MSCI ACWI Index	17.27	23.31
Solactive Industrial Robotics & Automation Index	30.51	25.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/BOTT for more recent performance information.
Net Assets	$ 5,555,989
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 2,946
Investment Company Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$5,555,989
Number of Holdings	31
Net Advisory Fee	$2,946
Portfolio Turnover	197%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Richtech Robotics, Inc.	7.8%
UBTech Robotics Corp. Ltd.	7.0%
Ecovacs Robotics Co. Ltd.	6.5%
Tesla, Inc.	5.2%
Teradyne, Inc.	4.6%
Hesai Group	4.2%
Neuromeka Co. Ltd.	4.0%
NVIDIA Corp.	3.9%
Rainbow Robotics	3.9%
EFORT Intelligent Robot Co. Ltd.	3.8%

Top Sectors	(%)
Industrials	70.8%
Consumer Discretionary	14.5%
Technology	10.6%
Communications	3.7%
Cash & Other	0.4%

Updated Prospectus Web Address	www.themesetfs.com/etfs/BOTT
Themes Lithium & Battery Metal Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Lithium & Battery Metal Miners ETF
Class Name	Themes Lithium & Battery Metal Miners ETF
Trading Symbol	LIMI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Lithium & Battery Metal Miners ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/LIMI. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/LIMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Lithium & Battery Metal Miners ETF	$44	0.38%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Lithium & Battery Metal Miners ETF (LIMI), launched September 24, 2024 seeks to track the BITA Global Lithium and Battery Metals Index (BGLISI), which identifies companies that derive their revenues from lithium and battery metals mining, explorations, refining, and royalties. LIMI seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BGLISI Index.
Lithium-mining ETFs have shown renewed strength in 2025, supported by a rebound in lithium demand as global electric-vehicle (EV) production accelerates and energy-storage projects expand. After a period of price normalization in 2024, lithium prices have stabilized around $20,000–$25,000 per ton, reflecting a healthier balance between supply and demand. Government incentives for EV manufacturing in the U.S., Europe, and Asia—combined with major investments in battery recycling and next-generation solid-state technologies—have reinforced long-term demand for the metal. Although new supply from Australia and South America has eased some market tightness, continued growth in renewable energy storage keeps lithium a central pillar of the clean-energy transition. As a result, lithium-focused ETFs remain well-positioned to benefit from the ongoing global shift toward electrification and decarbonization.
The top contributor and detractor to LIMI’s performance attribution included Ganzhou Teng Yuan, which contributed by 0.24% and Arcadium Lithium, which detracted by 1.34% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (9/24/2024)
Themes Lithium & Battery Metal Miners ETF	31.27	59.29
MSCI ACWI Index	17.27	18.59
BITA Global Lithium and Battery Metals Select Index	31.32	58.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/LIMI for more recent performance information.
Net Assets	$ 374,090
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 2,088
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$374,090
Number of Holdings	39
Net Advisory Fee	$2,088
Portfolio Turnover	127%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Mineral Resources Ltd.	6.1%
IGO Ltd.	5.9%
Liontown Resources Ltd.	5.8%
Pilbara Minerals Ltd.	5.8%
AMG Critical Materials NV	5.6%
Albemarle Corp.	5.5%
Lithium Americas Corp.	4.5%
Vulcan Energy Resources Ltd.	3.9%
Guangzhou Tinci Materials Technology Co. Ltd.	3.7%
Ganfeng Lithium Group Co. Ltd.	3.4%

Top Sectors	(%)
Materials	99.5%
Cash & Other	0.5%

Updated Prospectus Web Address	www.themesetfs.com/etfs/LIMI
Themes Natural Monopoly ETF
Shareholder Report [Line Items]
Fund Name	Themes Natural Monopoly ETF
Class Name	Themes Natural Monopoly ETF
Trading Symbol	CZAR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Natural Monopoly ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/CZAR. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/CZAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Natural Monopoly ETF	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Natural Monopoly ETF (CZAR), launched December 13, 2023, seeks to track the Solactive Natural Monopoly Index (SOLNMONN), which identifies the top 5 companies within 19 different sectors that have: (1) High Sales, (2) Stable Profitability, (3) Stable Return on Equity, (4) Operational Efficiency, and (5) Reinvestment of Profits. CZAR seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLNMONN Index.
Natural-monopoly ETFs have posted solid performance this year as investors gravitate toward sectors offering stable, income-generating cash flows amid market turbulence. Industries such as utilities, railroads, pipelines, and certain telecoms benefit from high infrastructure costs and economies of scale that limit competition and support steady earnings. However, these sectors are also facing headwinds in 2025, including elevated regulatory scrutiny, rising capital-expenditure needs, and sensitivity to interest-rate movements—all of which can pressure valuations and limit near-term growth.
The top contributor and detractor to CZAR’s performance Broadcom Inc, adding 1.29% to relative returns, while the top detractor was Adobe Inc., which reduced performance by 1.09% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2023)
Themes Natural Monopoly ETF	10.82	16.43
MSCI ACWI Index	17.27	22.46
Solactive Natural Monopoly Index	11.13	16.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/CZAR for more recent performance information.
Net Assets	$ 1,629,205
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 5,328
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,629,205
Number of Holdings	96
Net Advisory Fee	$5,328
Portfolio Turnover	84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Amphenol Corp.	4.5%
Broadcom, Inc.	4.3%
Blackrock, Inc.	3.9%
BAE Systems PLC	3.8%
Autodesk, Inc.	3.6%
Mastercard, Inc.	3.6%
Cisco Systems, Inc.	3.5%
Aon PLC	3.5%
Meta Platforms, Inc.	3.5%
Arthur J Gallagher & Co.	3.4%

Top Sectors	(%)
Industrials	21.2%
Technology	20.9%
Financials	18.6%
Health Care	9.6%
Consumer Staples	7.7%
Communications	7.5%
Consumer Discretionary	5.5%
Materials	3.4%
Energy	2.7%
Cash & Other	2.9%

Updated Prospectus Web Address	www.themesetfs.com/etfs/CZAR
Themes Silver Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Silver Miners ETF
Class Name	Themes Silver Miners ETF
Trading Symbol	AGMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Silver Miners ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/AGMI. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/AGMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Silver Miners ETF	$53	0.37%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Silver Miners ETF (AGMI), launched May 03, 2023, seeks to track the STOXX Global Silver Miners Index (STXSILVV), which identifies companies that derive their revenues from silver mining. AGMI seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the STXSILVV Index.
Silver-mining ETFs have delivered impressive performance in 2025, supported by a sharp rise in silver prices, which recently climbed above $31 per ounce, reaching multi-year highs. The rally has been fueled by surging industrial demand—particularly from the renewable-energy and electronics sectors, where silver remains essential for solar panels, electric vehicles, and semiconductors. Inflation concerns, a weaker U.S. dollar, and persistent market volatility have further boosted investor appetite for precious metals as a hedge, allowing silver to outperform many commodities. This combination of robust industrial use and renewed safe-haven demand has driven strong profitability among silver producers.
The top contributor and detractor to AGMI’s performance attribution included Wheaton Precious Metals Corp, which contributed by 1.35%, there were no detractors for this fund versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (5/3/2024)
Themes Silver Miners ETF	88.37	73.84
MSCI ACWI Index	17.27	21.89
STOXX Global Silver Mining Index	89.76	75.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/AGMI for more recent performance information.
Net Assets	$ 3,757,637
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 2,897
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,757,637
Number of Holdings	38
Net Advisory Fee	$2,897
Portfolio Turnover	124%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Fresnillo PLC	9.7%
Newmont Corp.	9.6%
Industrias Penoles SAB de CV	9.4%
First Majestic Silver Corp.	6.2%
Wheaton Precious Metals Corp.	5.9%
Endeavour Silver Corp.	5.2%
Discovery Silver Corp.	4.6%
Zijin Mining Group Co. Ltd.	4.5%
Pan American Silver Corp.	4.3%
Triple Flag Precious Metals Corp.	3.8%

Top Sectors	(%)
Materials	99.5%
Cash & Other	0.5%

Updated Prospectus Web Address	www.themesetfs.com/etfs/AGMI
Themes Transatlantic Defense ETF
Shareholder Report [Line Items]
Fund Name	Themes Transatlantic Defense ETF
Class Name	Themes Transatlantic Defense ETF
Trading Symbol	NATO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Transatlantic Defense ETF for the period of October 10, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/NATO. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/NATO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Transatlantic Defense ETF	$44*	0.35%**
[3],[4]
Expenses Paid, Amount	$ 44	[4]
Expense Ratio, Percent	0.35%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Transatlantic Defense ETF (NATO), launched October 11, 2024 seeks to track the Solactive Transatlantic Aerospace and Defense Index (SOLNATON), which represents companies engaged in the aerospace and defense industry and headquartered in countries that are members of the North Atlantic Treaty Organization (NATO). The index identifies firms involved in defense technology, aerospace manufacturing, cybersecurity, and military support systems—sectors that play a critical role in global security and allied defense cooperation. NATO seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLNATON Index.
Aerospace and defense ETFs have gained momentum in 2025 as heightened geopolitical tensions and increased defense spending among NATO member nations drive demand for advanced military and security technologies. Governments are boosting budgets for modernization, missile defense, and aerospace innovation, while companies supplying critical equipment and technology benefit from multi-year procurement programs. The continued commitment to collective defense and innovation within the North Atlantic Treaty Organization has strengthened earnings visibility across the sector benefiting defense-focused ETFs.
The top contributor and detractor to NATO’s performance attribution included Axon Enterprise Inc, which contributed by 0.24% and Aselsan Elektronik Sanayi, which detracted by 0.16% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (10/10/2024)
Themes Transatlantic Defense ETF NAV	55.70
MSCI ACWI Net Total Return Index (USD)	17.73
Solactive Transatlantic Aerospace and Defense Index NTR	56.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://themesetfs.com/etfs/NATO for more recent performance information.
Net Assets	$ 57,171,370
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 66,931
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$57,171,370
Number of Holdings	71
Net Advisory Fee	$66,931
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
GE Aerospace	8.8%
RTX Corp.	8.5%
Boeing Co.	7.0%
Airbus SE	6.2%
Honeywell International, Inc.	6.2%
Safran SA	5.6%
Rolls-Royce Holdings PLC	5.0%
Lockheed Martin Corp.	4.5%
Rheinmetall AG	4.4%
Northrop Grumman Corp.	4.2%

Top Sectors	(%)
Industrials	97.7%
Technology	1.8%
Consumer Discretionary	0.1%
Cash & Other	0.4%

Updated Prospectus Web Address	https://themesetfs.com/etfs/NATO
Themes Uranium & Nuclear ETF
Shareholder Report [Line Items]
Fund Name	Themes Uranium & Nuclear ETF
Class Name	Themes Uranium & Nuclear ETF
Trading Symbol	URAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Uranium & Nuclear ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/URAN. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/URAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Uranium & Nuclear ETF	$46	0.35%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Uranium & Nuclear ETF (URAN), launched September 24, 2024 seeks to track the BITA Global Uranium and Nuclear Select Index (BGUNSI), which identifies companies that derive their revenues from uranium mining, explorations, refining, processing, and royalties, as well as nuclear energy, equipment, technology, and infrastructure. URAN seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BGUNSI Index.
Uranium- and nuclear-energy ETFs have surged as global demand for clean, dependable power mounts. With uranium spot prices climbing from around US $70–80 per pound to highs near US $83 per pound, supply constraints and heightened geopolitical tensions have added fuel to the advance. Countries including the U.S. and China are ramping up nuclear-capacity investment and accelerating deployment of small-modular reactors (SMRs), bolstering the appeal of nuclear as a strategic energy vector. As a result, nuclear- and uranium-mining companies are posting stronger earnings, and related ETFs are benefiting.
The top contributor and detractor to URAN’s performance attribution included Chengdu Guoguang Electric, which contributed by 1.97% and CGN Power Co LTD, which detracted by 0.66% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (9/24/2024)
Themes Uranium & Nuclear ETF	63.20	70.63
MSCI ACWI Index	17.27	18.59
BITA Global Uranium and Nuclear Select Index	63.51	71.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/URAN for more recent performance information.
Net Assets	$ 20,452,223
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 25,642
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$20,452,223
Number of Holdings	42
Net Advisory Fee	$25,642
Portfolio Turnover	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Constellation Energy Corp.	8.6%
Cameco Corp.	7.7%
Oklo, Inc.	4.9%
Silex Systems Ltd.	3.9%
Lightbridge Corp.	3.6%
American Electric Power Co., Inc.	3.4%
Duke Energy Corp.	3.4%
PG&E Corp.	3.2%
Centrus Energy Corp.	3.2%
NexGen Energy Ltd.	3.1%

Top Sectors	(%)
Materials	46.3%
Utilities	34.9%
Industrials	14.3%
Technology	3.9%
Cash & Other	0.6%

Updated Prospectus Web Address	www.themesetfs.com/etfs/URAN
Themes US Cash Flow Champions ETF
Shareholder Report [Line Items]
Fund Name	Themes US Cash Flow Champions ETF
Class Name	Themes US Cash Flow Champions ETF
Trading Symbol	LGCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes US Cash Flow Champions ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/LGCF. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/LGCF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Cash Flow Champions ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US Cash Flow Champions ETF (LGCF), launched on December 13, 2023, seeks to track the Solactive US Cash Flow Champions Index (SOLUCFCT), which identifies the top 75 large/mid capitalization companies with the highest 3 years of positive cash flow yield. LGCF seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLUCFCT Index.
U.S. Cash-Flow  ETFs have gained traction this year as investors favor companies generating strong, stable cash flows amid ongoing economic volatility. With persistent inflation and rising input costs, firms that reliably convert earnings into cash and maintain solid balance sheets remain attractive. Signals from the Federal Reserve that a pause in rate hikes may be approaching have also supported sentiment toward businesses with lower leverage and reduced interest-rate sensitivity. Still, elevated costs and uneven demand trends have pressured some cash-flow-focused companies, creating pockets of performance dispersion. Even so, the emphasis on U.S.-based firms with strong free-cash-flow profiles continues to offer relative stability in an uncertain global environment.
The top contributor and detractor of LGCF’s performance was Applovin Corp, adding 1.28% to relative returns, while the top detractor was Bristol-Myers Squibb., which reduced performance by 0.72% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2023)
Themes US Cash Flow Champions ETF	13.44	19.10
S&P 500 Index	17.60	24.09
Solactive US Cash Flow Champions Index	13.91	19.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/LGCF for more recent performance information.
Net Assets	$ 2,708,733
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 6,002
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$2,708,733
Number of Holdings	76
Net Advisory Fee	$6,002
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
AbbVie, Inc.	5.8%
JPMorgan Chase & Co.	5.1%
Chevron Corp.	5.0%
Wells Fargo & Co.	4.9%
Exxon Mobil Corp.	4.9%
Uber Technologies, Inc.	3.9%
American Express Co.	3.6%
AppLovin Corp.	3.6%
Progressive Corp.	2.8%
Pfizer, Inc.	2.8%

Top Sectors	(%)
Financials	39.1%
Energy	20.2%
Health Care	18.3%
Communications	9.5%
Consumer Discretionary	4.4%
Consumer Staples	2.8%
Technology	2.4%
Industrials	1.4%
Materials	0.8%
Cash & Other	1.1%

Updated Prospectus Web Address	www.themesetfs.com/etfs/LGCF
Themes US Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Themes US Infrastructure ETF
Class Name	Themes US Infrastructure ETF
Trading Symbol	HWAY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes US Infrastructure ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/HWAY. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/HWAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Infrastructure ETF	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US Infrastructure ETF (HWAY) launched September 12, 2024, seeks to track the Solactive United States Infrastructure Index (SOLUSIST), which identifies US infrastructure companies that derive their revenues from either: (1) Building Materials & Equipment, (2) Construction, (3) Logistics or (4) Engineering Services. HWAY seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLUSIST Index.
U.S. infrastructure  ETFs have continued to build momentum in 2025, supported by a steady rollout of federal and state spending tied to the Infrastructure Investment and Jobs Act and the Inflation Reduction Act. These programs are channeling hundreds of billions of dollars into projects spanning transportation, renewable energy, broadband expansion, and water systems, creating sustained demand for construction, engineering, and materials companies. Private-sector participation—particularly in clean energy and advanced manufacturing—has further amplified growth across the infrastructure value chain. As the U.S. prioritizes modernization, energy transition, and climate resilience, infrastructure-focused ETFs have benefited from strong earnings in industrial and utility holdings. However, performance has been limited at times by project delays, rising construction and labor costs, and higher interest rates, which have pressured margins for capital-intensive companies and introduced volatility into the sector’s overall returns.
The top contributor and detractor to HWAY’s performance attribution included Caterpillar Inc, which contributed by.03% and Norfolk Southern Corp, which detracted by.04% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (9/12/2024)
Themes US Infrastructure ETF	13.54	21.73
S&P 500 Index	17.60	20.89
Solactive United States Infrastructure Index	13.60	21.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/HWAY for more recent performance information.
Net Assets	$ 1,227,184
Holdings Count | $ / shares	97
Advisory Fees Paid, Amount	$ 3,110
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,227,184
Number of Holdings	97
Net Advisory Fee	$3,110
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Caterpillar, Inc.	5.9%
CRH PLC	4.8%
Norfolk Southern Corp.	4.7%
Emerson Electric Co.	4.5%
CSX Corp.	4.4%
United Rentals, Inc.	4.4%
Quanta Services, Inc.	4.2%
Fastenal Co.	3.9%
Union Pacific Corp.	3.8%
Deere & Co.	3.8%

Top Sectors	(%)
Industrials	74.3%
Materials	22.4%
Consumer Discretionary	2.4%
Utilities	0.3%
Energy	0.1%
Technology	0.0%
Cash & Other	0.5%

Updated Prospectus Web Address	www.themesetfs.com/etfs/HWAY
Themes US R&D Champions ETF
Shareholder Report [Line Items]
Fund Name	Themes US R&D Champions ETF
Class Name	Themes US R&D Champions ETF
Trading Symbol	USRD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes US R&D Champions ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/USRD. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/USRD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US R&D Champions ETF	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US R&D Champions ETF (USRD) was launched December 13, 2023, seeks to track the Solactive US R&D Champions Index (SOLURDCT), which identifies 50 profitable R&D companies with (1) 3 years of Increasing R&D Spending, (2) 3 years of Positive Return on Equity (ROE), and (3) Positive Profit Margins. USRD seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLURDCT Index.
U.S. R&D-themed ETFs continue to perform well in 2025 as companies with strong research and development investment maintain a competitive edge and drive long-term growth. Firms ramping up R&D in areas like AI, biotech, and advanced manufacturing are viewed as innovation leaders, supported in part by federal incentives under programs such as the CHIPS and Science Act. U.S. equities more broadly have remained resilient, backed by solid earnings and steady growth in technology and healthcare. However, R&D-focused companies also face challenges, including rising development costs, longer commercialization timelines, and increased competition for technical talent, which can pressure margins and create performance dispersion within the sector.
The top contributor and detractor of USRD’s performance was Lam Research Corp, adding 1.24% to relative returns, while the top detractor was Trade Desk Inc., which reduced performance by 1.82% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2023)
Themes US R&D Champions ETF	9.56	18.82
S&P 500 Index	17.60	24.09
Solactive US R&D Champions Index	10.28	19.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/USRD for more recent performance information.
Net Assets	$ 999,738
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 3,071
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$999,738
Number of Holdings	51
Net Advisory Fee	$3,071
Portfolio Turnover	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Tesla, Inc.	2.8%
Lam Research Corp.	2.8%
Electronic Arts, Inc.	2.6%
Alphabet, Inc.	2.6%
Apple, Inc.	2.4%
Arista Networks, Inc.	2.3%
Applied Materials, Inc.	2.3%
QUALCOMM, Inc.	2.2%
Broadcom, Inc.	2.2%
Johnson & Johnson	2.2%

Top Sectors	(%)
Technology	50.7%
Health Care	17.8%
Communications	10.0%
Industrials	9.6%
Consumer Discretionary	4.7%
Consumer Staples	3.4%
Materials	1.8%
Real Estate	1.8%
Cash & Other	0.2%

Updated Prospectus Web Address	www.themesetfs.com/etfs/USRD
Themes US Small Cap Cash Flow Champions ETF
Shareholder Report [Line Items]
Fund Name	Themes US Small Cap Cash Flow Champions ETF
Class Name	Themes US Small Cap Cash Flow Champions ETF
Trading Symbol	SMCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes US Small Cap Cash Flow Champions ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/SMCF. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/SMCF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Small Cap Cash Flow Champions ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US Small Cap Cash Flow Champions ETF (SMCF), launched on December 13, 2023, seeks to track the Solactive US Small Cap Cash Flow Champions Index (SOLSUCCT), which identifies the top small capitalization companies with the highest 3 years of positive cash flow yield. SMCF seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLSUCCT Index.
U.S. small-cap cash-flow  ETFs have seen encouraging performance this year as macro conditions lean in favor of agile, cash-generating companies. With the Federal Reserve signaling a pause in rate hikes and borrowing costs stabilizing, small-cap firms that rely on financing to fuel growth are benefiting, supported by steady consumer spending and improving conditions among regional banks. Small caps still faced meaningful headwinds in 2025, including elevated wage costs, lingering supply-chain pressures, and tighter credit standards than those available to larger firms. Their limited pricing power also makes it harder to absorb rising input costs, contributing to periods of volatility.
The top contributor and detractor of SMCF’s performance to the attribution of the underlying included Flex LTD, which contributed by.24% and Williams-Sonoma, which detracted.21% versus the index for the period ending 9/30/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2023)
Themes US Small Cap Cash Flow Champions ETF	8.43	17.71
S&P 500 Index	17.60	24.09
Solactive US Small Cap Cash Flow Champions Index	7.97	17.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/SMCF for more recent performance information.
Net Assets	$ 4,333,927
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 10,454
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$4,333,927
Number of Holdings	75
Net Advisory Fee	$10,454
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
East West Bancorp, Inc.	4.7%
Toll Brothers, Inc.	4.4%
Builders FirstSource, Inc.	4.3%
Reinsurance Group of America, Inc.	4.1%
Mueller Industries, Inc.	3.7%
Old Republic International Corp.	3.3%
Sterling Infrastructure, Inc.	3.2%
APA Corp.	2.8%
UMB Financial Corp.	2.6%
HF Sinclair Corp.	2.6%

Top Sectors	(%)
Financials	48.2%
Energy	17.4%
Consumer Discretionary	13.2%
Industrials	9.9%
Materials	4.6%
Technology	1.8%
Consumer Staples	1.7%
Health Care	1.5%
Communications	1.4%
Cash & Other	0.3%

Updated Prospectus Web Address	www.themesetfs.com/etfs/SMCF

[1]
**	Percentage shown is annualized.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[3]
**	Percentage shown is annualized.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operations for the full year.